CASH AND CASH EQUIVALENTS (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH AND CASH EQUIVALENTS
Cash	$ 287,408	$ 360,472
Bank balances	156,192,975	139,876,935
Other fixed rate instruments	140,059,326	108,661,597
Cash and cash equivalents	296,539,709	248,899,004	$ 303,683,683	$ 291,681,987
Restricted cash and cash equivalents		6,878,230
USD
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	21,353,466	14,817,741
EUR
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	352,273	234,718
ARS
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	11,629,118	12,461,057
CLP
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	191,155,122	140,155,381
PYG
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	24,604,036	32,690,023
BRL
CASH AND CASH EQUIVALENTS
Cash and cash equivalents	$ 47,445,694	$ 48,540,084